ORGANIZATION AND DESCRIPTION OF BUSINESS (Schedule of Variable Interest Entities Financial Information) (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Consolidated VIE [Member] CNY	Dec. 31, 2013 Consolidated VIE [Member] CNY	Dec. 31, 2012 Consolidated VIE [Member] CNY	Dec. 31, 2014 Consolidated VIE [Member] USD ($)
Variable Interest Entity [Line Items]
Current assets	$ 405,996,019	2,519,042,900	2,306,673,132		443,485,074	254,437,296		$ 71,476,820
Non-current assets	84,938,339	527,008,417	322,003,308		324,518,147	136,944,224		52,302,831
Total assets	490,934,358	3,046,051,317	2,628,676,440		768,003,221	391,381,520		123,779,651
Current liabilities	188,222,998	1,167,848,416	655,513,456		431,127,653	186,305,937		69,485,165
Total non-current liabilities	3,421,830	21,231,082	2,078,698		21,231,082	2,078,698		3,421,829
Total liabilities	191,644,828	1,189,079,498	657,592,154		452,358,735	188,384,635		72,906,994
Total net assets					315,644,486	202,996,885		50,872,657
Net revenues	187,614,788	1,164,074,713	1,079,136,520	797,209,003	239,338,887	228,269,599	205,647,992
Net income/(loss)	$ (43,345,776)	(268,943,201)	(167,730,074)	471,278	(26,756,066)	(14,383,536)	8,165,122